Label	Element	Value
BARON GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Growth Fund® (the “Fund”) is capital appreciation through long-term investments primarily in securities of small-sized growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small-sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since inception compare with a style-specific index (one reflecting the market segments in which the Fund invests), and a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronCapitalGroup.com/daily-prices-and-performance or by calling 1‑800‑99BARON (1‑800‑992‑2766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since inception compare with a style-specific index (one reflecting the market segments in which the Fund invests), and a broad-based index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This table shows how the Fund’s performance compares to that of the Russell 2000® Growth Index, which measures the performance of the small-cap growth segment of the U.S. equity universe, in which the Fund invests, and the Russell 3000 Index, a broad-based securities index which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑99BARON (1‑800‑992‑2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronCapitalGroup.com/daily-prices-and-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of howthe Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2024
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	06/30/20: 27.39%
Worst Quarter:	03/31/20: (22.36)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/24)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund changed its broad-based securities market benchmark from the S&P 500 Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of market indexes over various periods ended December 31, 2024. This table shows how the Fund’s performance compares to that of the Russell 2000® Growth Index, which measures the performance of the small-cap growth segment of the U.S. equity universe, in which the Fund invests, and the Russell 3000 Index, a broad-based securities index which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.
After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

BARON GROWTH FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund losses may be incurred due to declines in one or more markets in which Fund investments are made.
BARON GROWTH FUND | General Stock Market [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence as has recently been experienced, caused, among other reasons, by increased inflation, tightening monetary policy and interest rate increases by the US Federal Reserve or similar international bodies, and reduced liquidity in financial markets may continue to negatively affect many issuers, which could have an adverse effect on your Fund investment. Events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market, such as Russia’s invasion of Ukraine in February 2022 and the world-wide response to it, have and may continue to adversely impact issuers and markets worldwide. The active and expanding conflict in the Middle East between Israel and Hamas presents considerable market risks. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.

BARON GROWTH FUND | Growth Investing [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks. In response, from time to time, growth investing as an investment style may go out of favor with investors.

BARON GROWTH FUND | Financials Sector [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Financials Sector. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Uncertainty in the banking and financial systems can result in significant and widespread deterioration in market and economic conditions by disrupting access to capital and other financial services, which could adversely affect the performance of the Fund.

BARON GROWTH FUND | Small Sized Companies [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small-Sized Companies. The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

BARON GROWTH FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Operating Expenses	rr_Component1OtherExpensesOverAssets	0.04%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1	rr_ExpenseExampleYear01	$ 136
3	rr_ExpenseExampleYear03	425
5	rr_ExpenseExampleYear05	734
10	rr_ExpenseExampleYear10	$ 1,613
2015	rr_AnnualReturn2015	(4.31%)
2016	rr_AnnualReturn2016	6.04%
2017	rr_AnnualReturn2017	27.04%
2018	rr_AnnualReturn2018	(2.92%)
2019	rr_AnnualReturn2019	40.14%
2020	rr_AnnualReturn2020	32.72%
2021	rr_AnnualReturn2021	19.84%
2022	rr_AnnualReturn2022	(22.60%)
2023	rr_AnnualReturn2023	14.68%
2024	rr_AnnualReturn2024	4.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.36%)
1 year	rr_AverageAnnualReturnYear01	4.76%
5 years	rr_AverageAnnualReturnYear05	8.14%
10 years	rr_AverageAnnualReturnYear10	10.00%
Since Inception	rr_AverageAnnualReturnSinceInception	12.46%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1994
BARON GROWTH FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Operating Expenses	rr_Component1OtherExpensesOverAssets	0.03%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
1	rr_ExpenseExampleYear01	$ 110
3	rr_ExpenseExampleYear03	343
5	rr_ExpenseExampleYear05	595
10	rr_ExpenseExampleYear10	$ 1,317
1 year	rr_AverageAnnualReturnYear01	5.02%	[1]
5 years	rr_AverageAnnualReturnYear05	8.42%	[1]
10 years	rr_AverageAnnualReturnYear10	10.28%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.61%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[1]
BARON GROWTH FUND | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Operating Expenses	rr_Component1OtherExpensesOverAssets	0.04%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1	rr_ExpenseExampleYear01	$ 111
3	rr_ExpenseExampleYear03	347
5	rr_ExpenseExampleYear05	601
10	rr_ExpenseExampleYear10	$ 1,329
1 year	rr_AverageAnnualReturnYear01	5.01%	[1]
5 years	rr_AverageAnnualReturnYear05	8.42%	[1]
10 years	rr_AverageAnnualReturnYear10	10.28%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.61%	[1]
Inception date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016	[1]
BARON GROWTH FUND | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.12%
5 years	rr_AverageAnnualReturnYear05	6.60%
10 years	rr_AverageAnnualReturnYear10	8.15%
Since Inception	rr_AverageAnnualReturnSinceInception	11.41%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1994
BARON GROWTH FUND | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.76%
5 years	rr_AverageAnnualReturnYear05	6.38%
10 years	rr_AverageAnnualReturnYear10	7.76%
Since Inception	rr_AverageAnnualReturnSinceInception	10.98%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1994
BARON GROWTH FUND | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.15%
5 years	rr_AverageAnnualReturnYear05	6.86%
10 years	rr_AverageAnnualReturnYear10	8.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%
BARON GROWTH FUND | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	23.81%	[2]
5 years	rr_AverageAnnualReturnYear05	13.86%	[2]
10 years	rr_AverageAnnualReturnYear10	12.55%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.81%	[2]

[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.
[2]	The Fund changed its broad-based securities market benchmark from the S&P 500 Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.